Note 8 - Deposits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Time Deposits, at or Above FDIC Insurance Limit	$ 15,568,000	$ 9,552,000
Interest Expense, Time Deposits, Above FDIC Insurance Limit	239,000	120,000	$ 111,000
Time Deposits, Total	197,391,000
Time Deposit Maturities, Next Twelve Months	135,003,000
Time Deposit Maturities, Year Two	44,992,000
Time Deposit Maturities, Year Three	15,242,000
Time Deposit Maturities, Year Four	1,202,000
Time Deposit Maturities, Year Five	795,000
Time Deposit Maturities, after Year Five	157,000
Related Party Deposit Liabilities	$ 5,536,000	$ 5,457,000